FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS

NOTE 10 – FINANCIAL INSTRUMENTS

The Group has exposure to the following risks from its use of financial instruments: credit, liquidity and market risks.

A.	Framework for risk management

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group's risk management policy was formulated to identify and analyze the risks that the Group faces, to set appropriate limits for the risks and controls, and to monitor the risks and their compliance with the limits. The risk policy and risk management methods are reviewed regularly to reflect changes in market conditions and in the Group's operations. The Group acts to develop an effective control environment in which all employees understand their roles and commitment.

B.	Credit risk

Credit risk is the risk of financial loss to the Group if a debtor or counterparty to a financial instrument fails to meet its contractual obligations, and arises mainly from the Company’s receivables.The Group restricts exposure to credit risk by investing only in bank deposits.

Exposure to credit risk

The carrying amount of financial assets represents the Group’s maximum credit exposure. The maximum exposure to credit risk at the reporting date was as follows:

	December 31
	2018	2017
	Carrying amount
	$ thousands	$ thousands

Cash and cash equivalents	7,517	1,454
Long-term pledged deposits	120	-

	7,637	1,454

C.	Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they become due. The Group’s approach to managing liquidity is to ensure, to the extent possible, that it will always have sufficient liquidity to meet its liabilities as they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

This does not take into account the potential effect of extreme circumstances that cannot reasonably be predicted.

See also Note 1B(2) (General—Reporting Entity) regarding going concern.

The following are the carrying amounts of contractual maturities of financial liabilities, including estimated interest payments:

	December 31,
	2018	2017
	Carrying amount
	$ thousands	$ thousands
Financial liabilities
Trade payables	396	160
Other payables	1,545	2,285

Total	1,941	2,445

The amounts of contractual cash flows and liabilities maturing in the six months subsequent to the balance sheet date are identical to the carrying amounts.

D.	Market risk

Market risk is the risk that changes in market prices, such as foreign currency exchange rates, the CPI, interest rates and the prices of equity instruments, will influence the Group’s results or the value of its holdings in financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing return.

Currency risk

The Group is exposed to currency risk mainly for cash and purchases for research and development expenses that are denominated in dollars and euros. Therefore, the Group is exposed to exchange rate fluctuations in these currencies against the NIS and takes steps to reduce the currency risk by maintaining its liquid resources in accordance with its future needs.

E.	CPI and foreign currency risks

A.	The table below presents the Group’s exposure to CPI and currency risks, based on notional amounts:

	December 31, 2018
	NIS	NIS CPI-Linked	In other currency	Total
	$ thousands

Assets
Cash and cash equivalents	201	-	7,316	7,517
Long-term pledged deposits	120	-	-	120

	321	-	7,316	7,637
Liabilities
Trade payables	132	-	264	396
Other payables	467	-	1,078	1,545
Derivative Financial Instruments	10,603	-	-	10,603

	11,202	-	1,342	12,544

	December 31, 2017
	NIS	NIS CPI-Linked	In other currency	Total
	$ thousands

Assets
Cash and cash equivalents	322	-	1,132	1,454

	322	-	1,132	1,454
Liabilities
Trade payables	100	-	60	160
Other payables	501	-	1,784	2,285

	601	-	1,844	2,445

B.	Sensitivity analysis

A change as of December 31 in the exchange rates of the dollar and of the euro against the NIS, as indicated below, or a change in the CPI would have increased (reduced) profit or loss and equity by the amounts presented below. The analysis below is based on foreign currency exchange rate and CPI variances that the Group considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, remain constant.

	December 31, 2018		December 31, 2017
	Increase	Decrease	Increase	Decrease
	Equity and profit or loss	Equity and profit or loss	Equity and profit or loss	Equity and profit or loss

Change of 5% in the $/NIS exchange rate	308	(308)	(47)	47
Change of 5% in the euro/NIS exchange rate	(9)	9	11	(11)

F.	Interest rate risk

The Group is subject to risks relating to changes in interest rates. The Group’s interest-bearing financial instruments are presented below:

	December 31,
	2018	2017
	$ thousands	$ thousands

Fixed-interest instruments

Cash and cash equivalents	6,000	18
Long-term pledged deposits	120	-
	6,120	18

G.	Fair value

Fair value hierarchy of financial instruments measured at fair value

The table below presents an analysis of financial instruments measured at fair value on the temporal basis using valuation methodology in accordance with the fair value hierarchy levels (for a definition of various hierarchy levels, see Note 2 regarding the basis of prepration of the financial statements).

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	$ thousands	$ thousands	$ thousands	$ thousands

Financial assets measured at fair value

Derivative Financial Instrument	-	-	10,603	10,603

	-	-	10,603	10,603

The following table presents the changes in Level 3 instruments for the year ended December 31, 2018:

	Derivative Financial Instrument- warrants	Derivative Financial Instrument - price protection mechanism	Total
	$ thousands

Closing balance as of June 29, 2018*	6,531	5,458	11,989
Loss (Gain) recognized in profit or loss during 2018	(2,791)	1,706	(1,085)
Currency translation difference	(112)	(189)	(301)
Closing balance as of December 31, 2018	3,628	6,975	10,603

* The date the Derivative Financial Instruments were issued.

The Derivative Financial Instruments are measured at fair value using standard valuation techniques for these types of instruments (Probability-Weighted Expected Return Method) on the basis of the following inputs:

	December 31, 2018	June 29, 2018
Observable inputs:
Share price (NIS)	9.36	13.2
Exercise price (NIS)	16.2	16.2
Volatility	48%	52%
Risk-free rate	0.54-1.83%	0.21-1.58%
Cost of capital	15%	14%